CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 161 (“Amendment No. 161”) to the Registrant’s Registration Statement and (b) that Amendment No. 161 was filed electronically.

Dated: December 20, 2012	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Emerging Markets Equity Fund Neuberger Berman Equity Income Fund	Class A, Class C, Class R3 and Institutional Class
Neuberger Berman Focus Fund	Advisor, Class A, Class C, Institutional, Investor and Trust Classes
Neuberger Berman Genesis Fund	Advisor, Class R3, Institutional, Investor and Trust Classes
Neuberger Berman Guardian Fund Neuberger Berman Large Cap Value Fund Neuberger Berman Mid Cap Growth Fund Neuberger Berman Small Cap Growth Fund	Advisor, Class A, Class C, Class R3, Institutional, Investor and Trust Classes
Neuberger Berman International Equity Fund Neuberger Berman International Fund Neuberger Berman Mid Cap Intrinsic Value Fund Neuberger Berman Socially Responsive Fund	Class A, Class C, Class R3, Institutional, Investor and Trust Classes
Neuberger Berman International Large Cap Fund Neuberger Berman Real Estate Fund	Class A, Class C, Class R3, Institutional and Trust Classes

Neuberger Berman Global Equity Fund
Neuberger Berman Global Thematic Opportunities Fund
Neuberger Berman Intrinsic Value Fund
Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Select Equities Fund
Neuberger Berman Value Fund

Class A, Class C and Institutional Class
Neuberger Berman Large Cap Disciplined Growth Fund	Class A, Class C, Class R3, Investor and Institutional Classes